Accounting for derivative instruments and hedging activities (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of derivative instruments
Derivative Assets	$ 27,199	$ 32,854	$ 26,749
Derivative Liabilities	159,903	54,202	31,552
Derivative instruments designated as cash flow hedges
Fair value of derivative instruments
Derivative Liabilities	6,374	6,878	4,750
Derivative instruments designated as cash flow hedges | Interest rate swaps | Current
Fair value of derivative instruments
Derivative Liabilities	1,747	1,561	2,124
Derivative instruments designated as cash flow hedges | Interest rate swaps | Long-term
Fair value of derivative instruments
Derivative Liabilities	4,627	5,317	2,626
Derivative instruments not designated as cash flow hedges
Fair value of derivative instruments
Derivative Assets	27,199	32,854	26,749
Derivative Liabilities	153,529	47,324	26,802
Derivative instruments not designated as cash flow hedges | Interest rate swaps | Current
Fair value of derivative instruments
Derivative Liabilities	2,755	2,587	1,286
Derivative instruments not designated as cash flow hedges | Interest rate swaps | Long-term
Fair value of derivative instruments
Derivative Assets			3,299
Derivative Liabilities	7,919	9,637	2,000
Derivative instruments not designated as cash flow hedges | Foreign currency forward contracts | Current
Fair value of derivative instruments
Derivative Assets	10,610	10,630	8,865
Derivative Liabilities		224
Derivative instruments not designated as cash flow hedges | Foreign currency forward contracts | Long-term
Fair value of derivative instruments
Derivative Assets	16,589	22,224	14,585
Derivative Liabilities		221
Derivative instruments not designated as cash flow hedges | Natural gas swaps | Current
Fair value of derivative instruments
Derivative Liabilities	16,706	16,439	6,599
Derivative instruments not designated as cash flow hedges | Natural gas swaps | Long-term
Fair value of derivative instruments
Derivative Liabilities	$ 19,838	$ 18,216	$ 16,917